Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Fair Value Measurements
(16)	Fair Value Measurements

Financial instruments which are measured at fair value, or for which a fair value is disclosed, are classified in the fair value hierarchy, as outlined below, on the basis of the observability of the inputs used in the fair value measurement:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices in non-active markets or for which all significant inputs, other than quoted prices, are observable either directly or indirectly, or for which unobservable inputs are corroborated by market data.

Level 3 — Valuations based on inputs that are unobservable and significant to overall fair value measurement.

As of March 31, 2022, the Company’s financial assets and liabilities recorded at fair value on a recurring basis consist of its derivative instrument — interest rate swap. The fair value of interest rate swap has been calculated using a discounted cash flow analysis by taking the present value of the fixed and floating rate cash flows utilizing the forward LIBOR curve and the counterparty’s credit risk, which was determined to be not material.

Presented below is a summary of the gross fair value of the Company’s derivative contract, which have been designated as hedging instrument, recorded on the condensed consolidated balance sheets at fair value.

			As of
		Fair Value	March 31,	December
(in $ millions)	Balance sheet location	Hierarchy	2022	31, 2021
Interest rate swaps	Other non-current assets	Level 2	$9	$—

The Company does not measure its debt at fair value in its consolidated balance sheets. Where the fair value of the Company’s long-term debt is determined based on quoted prices for identical or similar debt instruments when traded as assets, it is categorized within Level 2 of the fair value hierarchy. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectation of interest rates, credit risks and contractual term of the debt instruments and is categorized within Level 3 of the fair value hierarchy.

The fair values of the Company’s outstanding senior secured term loans are as follows:

		As of		As of
	Fair	March 31, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarch	amount (1)	Value	amount (1)	Value
Senior secured initial term loans	Level 2	$235	$226	$236	$233
Senior secured new tranche B-3 term loans	Level 3	$788	$767	$787	$800
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, and accrued expenses and other current liabilities approximate fair value due to the short-term maturities of these assets and liabilities.

(22)	Fair Value Measurements

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Pension plan assets — see note 16 — Employee Benefit Plans for fair value information on the Company’s pension plan assets.

Assets that are Measured at Fair Value on a Non-recurring Basis

Assets that are required to be measured at fair value on a non-recurring basis include goodwill, property and equipment, equity-method investments, operating lease ROU assets and other intangible assets. The Company’s impairment review of goodwill is performed annually on December 31 each year. In addition, goodwill, property and equipment, equity-method investments, operating lease ROU assets and other intangible assets are reviewed for impairment if events and circumstances indicate that their carrying amounts may not be recoverable.

The Company identified the on-going impact of the COVID-19 pandemic on its current and projected future results of operations as a triggering event requiring quantitative assessment of its property and equipment, equity-method investments, operating lease ROU assets and other intangible assets in 2021. The Company utilized level 3 inputs based on management’s best estimates and assumptions in performing its quantitative assessment. The Company determined that, except for certain equity method investments (see note 8 — Equity Method Investments), and operating lease ROU assets, no such other assets were impaired.

Other Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, due from affiliates, other current assets, accounts payable, due to affiliates and accrued expenses and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities.

The fair value of the Company’s senior secured initial term loans was determined by considering their fair value based on quoted prices for identical debt instruments when traded as assets and is categorized within Level 2 of the fair value hierarchy. The fair values of the Company’s senior secured prior tranche B-2 term loans and senior secured new tranche B-3 term loans were deemed to be their issuance cost due to a short period of time lapsed since their issuance. The fair values of the Company’s outstanding senior secured term loans are as follows:

	As of December 31, 2021		As of December 31, 2020
		Fair		Fair
(in $ millions)	Carrying amount(1)	Value	Carrying amount(1)	value
Senior secured initial term loans	$236	$233	$237	$231
Senior secured prior tranche B-1 term loans	$—	$—	$387	$399
Senior secured new tranche B-3 term loans	$787	$800	$—	$—
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.